Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Chemicals (49.5%)
	Linde plc	1,390,080	570,378
	Sherwin-Williams Co.	702,200	241,339
	Ecolab Inc.	756,731	208,222
	Air Products & Chemicals Inc.	632,799	165,192
	Corteva Inc.	2,013,235	135,833
	PPG Industries Inc.	669,194	66,946
	International Flavors & Fragrances Inc.	759,886	52,797
	Dow Inc.	2,101,869	50,130
	DuPont de Nemours Inc.	1,241,395	49,370
	Albemarle Corp.	348,889	45,352
	RPM International Inc.	380,135	40,769
	CF Industries Holdings Inc.	480,212	37,793
	LyondellBasell Industries NV Class A	762,383	37,349
	Mosaic Co.	940,328	23,029
*	Solstice Advanced Materials Inc.	476,576	22,723
	Eastman Chemical Co.	340,228	21,121
*	Axalta Coating Systems Ltd.	642,511	19,359
	NewMarket Corp.	23,664	18,068
	Element Solutions Inc.	681,036	17,652
	Balchem Corp.	96,158	15,021
	Celanese Corp.	324,421	13,512
*	Perimeter Solutions Inc.	412,217	11,493
	Sensient Technologies Corp.	106,946	10,426
	Cabot Corp.	157,633	9,863
	HB Fuller Co.	160,680	9,364
	Avient Corp.	272,039	8,322
	Scotts Miracle-Gro Co.	136,854	7,749
	Hawkins Inc.	58,762	7,640
	Westlake Corp.	113,990	7,616
	Olin Corp.	339,661	7,167
	Ashland Inc.	135,418	7,164
	Quaker Chemical Corp.	41,231	5,684
	Chemours Co.	443,526	5,673
*	Ingevity Corp.	108,042	5,643
	Innospec Inc.	73,576	5,500
	Minerals Technologies Inc.	92,961	5,452
	FMC Corp.	370,089	5,289
	Huntsman Corp.	489,054	5,096
*	PureCycle Technologies Inc.	400,183	3,522
*	Ecovyst Inc.	339,007	3,119
	Stepan Co.	63,657	2,886
	Mativ Holdings Inc.	161,983	2,023
	Koppers Holdings Inc.	58,414	1,733
	Tronox Holdings plc	352,258	1,458
*	ASP Isotopes Inc.	231,234	1,438
*	LSB Industries Inc.	149,204	1,332
	AdvanSix Inc.	79,534	1,224
*	Intrepid Potash Inc.	33,534	848
	Orion SA	166,361	845
*	Aspen Aerogels Inc.	207,414	668
*	American Vanguard Corp.	80,020	373
	Kronos Worldwide Inc.	68,178	346
			1,998,911
Construction Materials (14.4%)
	CRH plc	1,994,092	239,211
	Vulcan Materials Co.	391,676	116,422
	Martin Marietta Materials Inc.	178,776	111,420
*,1	Amrize Ltd.	1,475,684	76,013
	Eagle Materials Inc.	96,254	21,534

		Shares	Market Value ($000)
*	Knife River Corp.	167,884	12,564
	United States Lime & Minerals Inc.	33,942	4,126
			581,290
Containers & Packaging (10.8%)
	International Paper Co.	1,487,071	58,710
	Amcor plc	6,844,071	58,311
	Smurfit WestRock plc	1,547,969	55,247
	Packaging Corp. of America	266,760	54,438
	Avery Dennison Corp.	231,199	39,852
	Ball Corp.	766,021	37,941
	Crown Holdings Inc.	345,056	33,412
	AptarGroup Inc.	195,192	24,350
	Sealed Air Corp.	436,393	18,743
	Graphic Packaging Holding Co.	877,742	14,202
	Sonoco Products Co.	292,224	12,323
	Silgan Holdings Inc.	270,081	10,706
*	O-I Glass Inc.	456,490	6,154
	Greif Inc. Class A	73,659	4,834
	TriMas Corp.	96,354	3,283
	Myers Industries Inc.	94,212	1,701
*	Ranpak Holdings Corp.	137,471	679
*,1	Eightco Holdings Inc.	241,705	633
			435,519
Metals & Mining (24.4%)
	Newmont Corp. (XNYS)	3,256,356	295,449
	Freeport-McMoRan Inc.	4,256,387	182,939
	Nucor Corp.	680,461	108,527
	Steel Dynamics Inc.	414,562	69,576
	Royal Gold Inc.	249,483	50,855
	Reliance Inc.	155,913	43,550
	Hecla Mining Co.	1,986,382	33,411
*	Coeur Mining Inc.	1,905,772	32,913
*,1	MP Materials Corp.	420,124	26,027
	Alcoa Corp.	577,713	24,114
*	Cleveland-Cliffs Inc.	1,689,870	22,036
	Commercial Metals Co.	332,018	21,176
	Warrior Met Coal Inc.	155,752	12,194
	Materion Corp.	61,409	7,503
*	Constellium SE	372,093	6,255
*	Perpetua Resources Corp.	223,096	5,742
*	Alpha Metallurgical Resources Inc.	32,875	5,234
*	Century Aluminum Co.	165,927	4,973
	Kaiser Aluminum Corp.	47,932	4,604
*,1	TMC the metals Co. Inc.	604,467	4,207
*	Ivanhoe Electric Inc.	275,437	3,941
	Worthington Steel Inc.	97,892	3,304
*	McEwen Mining Inc.	138,298	2,574
*	US Antimony Corp.	349,390	2,135
*	Compass Minerals International Inc.	104,988	1,994
*	Metallus Inc.	111,532	1,886
	Ryerson Holding Corp.	81,088	1,859
*,1	USA Rare Earth Inc.	134,767	1,813
*	Ramaco Resources Inc. Class A	114,244	1,792
	SunCoke Energy Inc.	250,847	1,635
	Olympic Steel Inc.	29,859	1,161
			985,379
Paper & Forest Products (0.5%)
	Louisiana-Pacific Corp.	186,005	15,254
	Sylvamo Corp.	101,675	4,816
*	Magnera Corp.	100,196	1,419
*	Clearwater Paper Corp.	47,714	868
	Mercer International Inc.	119,021	216
			22,573
Total Common Stocks (Cost $3,711,863)			4,023,672

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $30,585)	305,864	30,587
Total Investments (100.4%) (Cost $3,742,448)			4,054,259
Other Assets and Liabilities—Net (-0.4%)			(15,559)
Net Assets (100.0%)			4,038,700
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,949.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,909 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Air Products & Chemicals Inc.	8/31/2026	BANA	6,991	(3.880)	53	—
Alcoa Corp.	8/31/2026	BANA	7,448	(4.580)	478	—
					531	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $547 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,023,672	—	—	4,023,672
Temporary Cash Investments	30,587	—	—	30,587
Total	4,054,259	—	—	4,054,259
Derivative Financial Instruments
Assets
Swap Contracts	—	531	—	531